Long-term debt (Tables)	12 Months Ended
Jan. 31, 2014
Schedule of Debt [Table Text Block]
For the twelve months ending January 31,:
2014	$5,594
2015	6,149
2016	561
2017	-
2018 and thereafter	-
$12,304
Less: current maturities	5,594
$6,710